Financial instruments and financial risk management (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents		$ 71,473	$ 42,980	$ 21,832
Trade receivables	[1]	28,750	20,549
Total Financial assets		100,223	63,529
LIABILITIES
Accounts payable		30,317	44,910
Loans payable		99,383	99,814
Total Financial liabilities		129,700	144,724
Amortized Cost
LIABILITIES
Accounts payable		30,317	44,910
Loans payable		99,383	99,814
Total Financial liabilities		129,700	144,724
FVTPL
LIABILITIES
Accounts payable
Loans payable
Total Financial liabilities
Amortized Cost
ASSETS
Cash and cash equivalents		71,473	42,980
Trade receivables	[1]
Total Financial assets		71,473	42,980
FVTPL
ASSETS
Cash and cash equivalents
Trade receivables	[1]	28,750	20,549
Total Financial assets		$ 28,750	$ 20,549

[1]	Trade receivables exclude sales and income tax receivables.